UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd
Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

BlackRock Summit Cash Reserves Fund
Schedule of Investments January 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit (000) Value
Domestic – 1.1%
State Street Bank & Trust Co., 0.25%,
5/03/11	$ 650	$ 650,000
Yankee (a) - 28.0%
BNP Paribas SA, NY, 0.39%, 5/05/11	800	800,000
Bank of Nova Scotia, Houston,
0.27%, 3/01/11	500	500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.29%, 2/04/11	700	700,000
0.30%, 4/11/11	800	800,000
Credit Agricole CIB, NY, 0.32%, 2/14/11	700	700,000
Credit Industriel et Commercial, NY,
0.54%, 3/04/11	1,000	1,000,000
Credit Suisse, NY, 0.28%, 4/12/11	500	500,000
Dexia Credit Local, NY, 2.05%,
2/17/11 (b)	1,500	1,500,000
Lloyd's TSB Bank Plc, NY:
0.62%, 2/11/11	800	800,000
0.48%, 3/15/11	700	700,000
National Australia Bank Ltd., NY, 0.35%,
2/10/12	1,000	1,000,000
Royal Bank of Canada, NY, 0.35%,
10/14/11 (c)	700	700,000
Royal Bank of Scotland Plc, CT:
0.65%, 2/09/11 (c)	800	800,000
0.51%, 2/24/11	700	700,000
0.49%, 4/19/11	665	665,000
0.49%, 5/06/11 (b)	1,000	1,000,000
Societe Generale, NY, 0.39%,
4/21/11 (c)	600	600,000
Toronto-Dominion Bank, NY (c):
0.26%, 2/04/11	500	500,000
0.28%, 3/22/11	800	800,000
0.34%, 1/12/12	500	500,000
UniCredit SpA, NY, 0.49%, 2/10/11	350	350,000
Westpac Banking Corp., NY, 0.33%,
11/04/11 (c)	800	800,000
		16,415,000
Total Certificates of Deposit - 29.1%		17,065,000
Commercial Paper
Argento Variable Funding Co., LLC (d):
0.56%, 2/14/11	800	799,838

	Par
Commercial Paper (000) Value
Argento Variable Funding Co., LLC (d)
(concluded):
0.47%, 4/04/11	$ 750	$ 749,393
Atlantis One Funding Corp., 0.29%,
2/23/11 (d)	750	749,867
BNP Paribas Finance Inc., 0.49%,
2/11/11 (d)	800	799,891
BPCE SA, 0.35%, 3/10/11 (d)	700	699,748
Cancara Asset Securitization LLC,
0.30%, 3/08/11 (d)	750	749,781
Credit Agricole North America, 0.40%,
2/08/11 (d)	1,000	999,922
DANSKE Corp., 0.30%, 2/11/11 (d)	800	799,934
ING, (U.S.), Funding LLC, 0.43%,
4/05/11 (d)	800	799,398
MetLife Short Term Funding LLC, 0.28%,
4/18/11 (d)	560	559,669
NRW Bank (d) :
0.40%, 2/03/11	800	799,983
0.39%, 2/15/11	700	699,895
Sydney Capital Corp., 0.40%,
4/27/11(d)	700	699,339
Thames Asset Global Securitization
No. 1, Inc., 0.41%, 4/01/11 (d)	800	799,462
Wespac Banking Corp. (c):
0.34%, 1/06/12	500	500,000
0.42%, 1/13/12	800	800,000
Total Commercial Paper - 20.4%		12,006,120
Corporate Notes
KBC Bank NV, NY, 1.77%, 3/01/11 (b)	660	660,000
Rabobank Nederland NV, 2.05%,
4/07/11 (b)(e)	1,400	1,400,000
Total Corporate Notes - 3.5%		2,060,000
Municipal Bonds (b)
City & County of San Francisco
California, COP, FLOATS, VRDN, Series
B001 (Morgan Stanley Bank Liquidity
Facility), 0.31%, 2/07/11 (e)	700	700,000
City of New York New York, GO, VRDN,
Sub-Series A-3 (BNP Paribas SA LOC),
0.27%, 2/07/11	1,000	1,000,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)	MSTR	Municipal Securities Trust Receipts
COP	Certificates of Participation	RB	Revenue Bonds
FLOATS	Floating Rate Securities	SBPA	Stand-by Bond Purchase Agreement
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HDA	Housing Development Authority
LOC	Letter of Credit

BLACKROCK SUMMIT CASH RESERVES FUND JANUARY 31, 2011 1

BlackRock Summit Cash Reserves Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Connecticut State Health & Educational
Facility Authority, Refunding RB,
VRDN, Yale-New Haven Hospital,
Series K2 (JPMorgan Chase Bank
LOC), 0.25%, 2/07/11	$ 800	$ 800,000
County of Harris Texas, RB, MSTR,
VRDN, Series SGC 31, Class A
(Societe Generale LOC), 0.29%,
2/07/11 (e)	565	565,000
County of Pitkin Colorado, Refunding
RB, VRDN, Aspen Skiing Co. Project,
Series A (JPMorgan Chase & Co. LOC),
0.27%, 2/01/11	700	700,000
Eastern Michigan University, Refunding
RB, VRDN, General, Series A
(JPMorgan Chase Bank LOC), 0.31%,
2/01/11	1,300	1,300,000
Massachusetts Bay Transportation
Authority, Refunding RB, VRDN,
General Transportation System (Dexia
Credit Local SBPA), 0.31%, 2/07/11	800	800,000
Michigan State HDA, Refunding RB,
VRDN, Series D (Fannie Mae LOC,
Freddie Mac LOC), 0.29%, 2/07/11	495	495,000
New York City Industrial Development
Agency, RB, VRDN, New York Law
School Project, Series A (JPMorgan
Chase Bank LOC), 0.26%, 2/07/11	675	675,000
Rhode Island Housing & Mortgage
Finance Corp., RB, VRDN, Groves at
Johnston Project, AMT (Freddie Mac
LOC), 0.28%, 2/07/11	1,000	1,000,000
State of California, GO, VRDN, Series
C-4 (JPMorgan Chase & Co. LOC),
0.24%, 2/01/11	1,100	1,100,000
Triborough Bridge & Tunnel Authority,
RB, VRDN, General, Series B (Dexia
Credit Local SBPA), 0.30%, 2/07/11	800	800,000
Total Municipal Bonds - 16.9%		9,935,000
U.S. Government Sponsored Agency
Obligations
Fannie Mae Variable Rate Notes (c):
0.17%, 5/13/11	1,000	1,000,052
0.29%, 9/17/12	800	799,737
0.29%, 12/20/12	500	499,809
Federal Home Loan Bank Discount
Notes (d):
0.21%, 6/08/11	760	759,437
0.21%, 6/15/11	800	799,375
Federal Home Loan Bank Variable Rate
Notes, 0.24%, 10/06/11 (c)	800	799,780
Freddie Mac Variable Rate Notes (c):
0.33%, 2/14/11	2,880	2,879,984
0.17%, 5/05/11	2,000	1,999,846

U.S. Government Sponsored Agency	Par
Obligations (000) Value
Freddie Mac Variable Rate Notes
(concluded) (c):
0.21%, 12/29/11	$ 1,000	$ 999,542
Total U.S. Government Sponsored
Agency Obligations - 17.9%		10,537,562
U. S. Treasury Obligations
U.S. Treasury Bills (d):
0.18%, 4/21/11	700	699,731
0.19%, 5/26/11	300	299,820
0.20%, 6/02/11	800	799,457
0.27%, 9/22/11	600	598,971
U.S. Treasury Notes:
0.88%, 5/31/11	850	851,765
4.88%, 5/31/11	800	812,056
1.13%, 6/30/11	800	802,882
4.50%, 9/30/11	700	719,434
Total U.S. Treasury Obligations - 9.5%		5,584,116
Repurchase Agreements
Deutsche Bank Securities, Inc., 0.21%,
2/01/11 (Purchased on 01/28/11 to
be repurchased at $2,471,043
collateralized by FNMA 0.80% due
01/27/14 par and fair value
2,520,000 and 2,521,030	2,471	2,471,000
Total Repurchase Agreements - 4.2% 2,471,000
Total Investments
(Cost - $59,658,798*) – 101.5%		59,658,798
Liabilities in Excess of Other Assets – (1.5)%		(905,687)
Net Assets – 100.0%	$ 58,753,111

* Cost for federal income tax purposes.

(a) Issuer is a US branch of foreign domiciled bank.
(b) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Variable rate security. Rate shown is as of report date.
(d) Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2 BLACKROCK SUMMIT CASH RESERVES FUND JANUARY 31, 2011

BlackRock Summit Cash Reserves Fund
Schedule of Investments (concluded)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term
Securities[1]	—	$ 59,658,798	—	$ 59,658,798
[1]See above Schedule of Investments for values in each security type.

BLACKROCK SUMMIT CASH RESERVES FUND JANUARY 31, 2011 3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: March 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: March 25, 2011